Subsequent Events - Additional Information (Detail) - CAD CAD in Millions			12 Months Ended
	Feb. 11, 2016	Jan. 28, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common share dividends declared amount			CAD 875	CAD 269
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends declared amount	CAD 2
Dividends declared, date	Feb. 11, 2016
Return of stated capital, total amount approved	CAD 225
Subsequent Event [Member] | Great Lakes Power Transmission LP [Member]
Subsequent Event [Line Items]
Business acquisition, consideration in cash		CAD 222
Business acquisition, consideration outstanding indebtedness		CAD 151